Finance costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Finance costs.
Net foreign exchange loss arising from financing - unrealized		$ 1,610.4		$ 1,722.3
Interest expenses - third party borrowings	$ 253.2	312.9		304.5
Interest and finance charges for lease liabilities	41.2	38.9		37.8
Net foreign exchange loss arising from financing - realized	14.3	23.2		162.9
Net foreign exchange loss on derivative instruments - realized	3.3	23.2
Interest expenses - withholding tax paid on bond interest	22.9	15.6		13.4
Fees on borrowings and financial derivatives	9.0	12.3		13.8
Unwinding of discount on decommissioning liability	5.8	5.7		6.2
Net foreign exchange loss arising from derivative instruments - unrealized				92.3
Fair value loss on embedded options				3.8
Finance costs	$ 349.7	$ 2,042.2	[1]	$ 2,357.0	[1]

[1]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information